Financial Instruments and Fair Value Measurements - Senior Notes, Credit Facilities and Additional Information (Details) $ / shares in Units, $ in Thousands	8 Months Ended	9 Months Ended			12 Months Ended
	Aug. 29, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 27, 2018 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Jul. 04, 2018
Carrying amount					$ 755,332	$ 749,088
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other					9,623	4,125	$ (106,343)
Proceeds From Issuance Of Common Stock					0	568,883	123,810
Amount converted							8,750
Carrying value of the investment					34,000	34,000
Loss on Private Placement					0	(7,600)	0
Stockholders' Contribution						2,805
Investment in debt securities					5,000	0	0
Available for sale debt securities					4,961	0
Unrealized losses associated with the change in fair value of investment in available for sale debt securities					$ (39)	0	$ 0
Sierra Investments Inc. | Revolving Facility
Debt Instrument, Term					5 years
Heidmar Holdings LLC
Equity Method Investment Ownership Percentage	49.00%
Carrying value of the investment	$ 34,000
Sifnos Shareholders Inc. | Series D Convertible Preferred Stock
Stockholders' Contribution	$ 2,805
Private Placement
Number of shares issued | shares	36,363,636
Price per share | $ / shares	$ 2.75
Proceeds From Issuance Of Common Stock	$ 100,000
Loss on Private Placement						$ (7,600)
Share price | $ / shares						$ 2.05
Private Placement | Sierra Investments Inc.
Number of shares issued | shares	9,818,182
Private Placement | Sierra Investments Inc. | Revolving Facility
Amount converted	$ 27,000
Rangiroa, Negonego and Fakarava
Number of vessels							3
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other							$ (23,018)
Coronado Panamax vessel
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other							1,084
Ocean Crystal, Sonoma and Sorreto Panamax vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other				$ 3,020			$ (641)
Drybulk Carrier Vessels
Number of vessels							13
Gain on reclassification of vessels							$ 1,851
Offshore Support Vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other							(65,712)
Vessels held for sale
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other							$ (18,266)
VLGCs
Number of vessels								4
Vessels held for sale - Impairment loss		$ (7,279)
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other					$ (282)
Carrying amount					304,559
Offshore support vessels
Number of vessels		6
Carrying amount		$ 25,590
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other					$ (9,465)
One of the Company's tanker vessel
Number of vessels					1
Carrying amount					$ 26,666
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other					$ (291)
9.50% Senior Unsecured Callable Corporate Bond
Investment in debt securities			$ 5,000
Debt Instrument, Term					5 years
Interest rate					9.50%
Available for sale debt securities					$ 4,961
Unrealized losses associated with the change in fair value of investment in available for sale debt securities					$ (39)